DEPOSITS AND OTHER ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
DEPOSITS AND OTHER ASSETS, NET
Schedule of deposits and other assets, net

	As of December 31,
	2024	2023
Deposits	$185,282	$217,658
Other receivables	341,288	167,620
Subtotal	$526,570	$385,278
Less: allowance of credit loss	(109,311)	(112,343)
Subtotal, net	$417,259	$272,935
Less: Long term portion	(121,505)	(152,450)
Deposits and other assets- current portion	$295,754	$120,485

Schedule of movement of the allowance of credit losses

	For the years ended December 31,
	2024	2023	2022
Balance at the beginning	$(112,343)	$—	$—
Additions charged to allowance for expected credit losses	—	(112,663)	—
Foreign currency translation adjustments	3,032	320	—
Balance at the end	$(109,311)	$(112,343)	$—